Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease Assets and Liabilities Recorded in Consolidated Balance Sheets

At December 31, 2022 and 2021, the Companies had the following lease assets and liabilities recorded in the Consolidated Balance Sheets:

	Dominion Energy		Virginia Power
At December 31,	2022	2021	2022	2021
(millions)
Lease assets:
Operating lease assets(1)	$415	$506	$294	$256
Finance lease assets(2)	144	144	82	71
Total lease assets	$559	$650	$376	$327
Lease liabilities:
Operating lease liabilities(3)	$39	$44	$21	$25
Finance lease liabilities(4)	46	36	17	13
Total lease liabilities - current	85	80	38	38
Operating lease liabilities (5)	514	464	273	227
Finance lease liabilities(6)	104	112	65	57
Total lease liabilities - noncurrent	618	576	338	284
Total lease liabilities	$703	$656	$376	$322
(1)
Dominion Energy includes $394 million and $479 million at December 31, 2022 and 2021, respectively, in other deferred charges and other assets, with the remaining balance in noncurrent assets held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other deferred charges and other assets in its Consolidated Balance Sheets.
(2)
Dominion Energy includes $127 million and $129 million at December 31, 2022 and 2021, respectively, in property, plant and equipment in its Consolidated Balance Sheets, net of $106 million and $77 million at December 31, 2022 and 2021, respectively, of accumulated amortization, with the remaining balance in noncurrent assets held for sale. Virginia Power's balances are included in property, plant and equipment in its Consolidated Balance Sheets, net of $33 million and $18 million at December 31, 2022 and 2021, respectively, of accumulated amortization.
(3)
Dominion Energy includes $34 million and $38 million at December 31, 2022 and 2021, respectively, in other current liabilities, with the remaining balance in current liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are in other current liabilities in its Consolidated Balance Sheets.
(4)
Dominion Energy includes $42 million and $33 million at December 31, 2022 and 2021, respectively, in securities due within one year, with the remaining balance in current liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in securities due within one year in its Consolidated Balance Sheets.
(5)
Dominion Energy includes $494 million and $439 million at December 31, 2022 and 2021, respectively, in other deferred credits and other liabilities, with the remaining balance in noncurrent liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other deferred credits and other liabilities in its Consolidated Balance Sheets.
(6)
Dominion Energy includes $91 million and $100 million at December 31, 2022 and 2021, respectively, in other long-term debt, with the remaining balance in noncurrent liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other long-term debt in its Consolidated Balance Sheets.

Summary of Total Lease Cost

For the years ended December 31, 2022, 2021 and 2020, total lease cost associated with the Companies’ leasing arrangements consisted of the following:

	Dominion Energy			Virginia Power
Year ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Finance lease cost:
Amortization(1)	$41	$40	$33	$15	$12	$7
Interest(2)	3	(3)	—	3	1	1
Operating lease cost(3)	53	66	68	32	$30	$36
Short-term lease cost(4)	31	32	20	21	19	12
Variable lease cost	4	5	8	1	1	4
Total lease cost	$132	$140	$129	$72	$63	$60

(1)
Dominion Energy includes $3 million, $3 million and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
(2)
Dominion Energy includes $1 million for the year ended December 31, 2022 and less than $1 million for the years ended December 31, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
(3)
Dominion Energy includes $6 million, $8 million and $8 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
(4)
Dominion Energy includes $2 million, $2 million and $1 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.

Cash Paid for Amounts Included in Measurement of Lease Liabilities

For the years ended December 31, 2022, 2021 and 2020, cash paid for amounts included in the measurement of the lease liabilities consisted of the following amounts, included in the Companies’ Consolidated Statements of Cash Flows:

	Dominion Energy			Virginia Power
Year ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Operating cash flows for finance leases	$3	$(3)	$—	$3	$1	$1
Operating cash flows for operating leases	82	103	96	50	53	52
Financing cash flows for finance leases	32	40	33	12	12	7

Weighted Average Remaining Lease Term and Weighted Discounted Rate for Finance and Operating Leases

At December 31, 2022 and 2021, the weighted average remaining lease term and weighted discount rate for the Companies’ finance and operating leases were as follows:

	Dominion Energy		Virginia Power
December 31,	2022	2021	2022	2021
Weighted average remaining lease term - finance leases	4 years	5 years	6 years	6 years
Weighted average remaining lease term - operating leases	29 years	27 years	30 years	25 years
Weighted average discount rate - finance leases	5.77%	2.77%	6.12%	2.27%
Weighted average discount rate - operating leases	3.91%	3.96%	3.90%	4.00%

Scheduled Maturities of Lease Liabilities

The Companies’ lease liabilities have the following maturities:

Maturity of Lease Liabilities	Dominion Energy		Virginia Power
(millions)	Operating	Finance	Operating	Finance
2023	$44	$52	$23	$21
2024	36	45	19	20
2025	30	25	15	17
2026	27	20	12	14
2027	25	14	10	11
After 2027	642	15	314	13
Total undiscounted lease payments	804	171	393	96
Present value adjustment	(251)	(21)	(99)	(14)
Present value of lease liabilities	$553	$150	$294	$82